Income (Loss) Per Share	1 Months Ended
Jun. 30, 2018
Successor [Member]
Income (Loss) Per Share

15. Income (Loss) per share

Predecessor

Basic income per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted income per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

The following table sets forth the calculation of basic and diluted earnings per common share for the periods presented:

	2018		2017
	Period from April 1 to June 6	Period from January 1 to June 6	Period from April 1 to June 30	Period from January 1 to June 30
Weighted average basic common shares outstanding	348,524,566	348,524,566	342,250,000	342,250,000
Dilutive potential common shares	21,475,434	21,475,434	27,750,000	27,750,000
Weighted average dilutive common shares outstanding	370,000,000	370,000,000	370,000,000	370,000,000
Basic:
Net Income	1,283,000	6,736,000	7,416,000	10,258,000
Less: Earnings allocated to participating securities	(5,945)	192,183	(34,991)	(48,401)
Net income available to basic common shares	1,277,005	6,928,183	7,381,009	10,209,599
Basic earnings per common share	0.00	0.02	0.02	0.03
Diluted:
Net Income	1,283,000	6,736,000	7,416,000	10,258,000
Less: Earnings allocated to participating securities	(5,602)	181,077	(32,378)	(44,786)
Net income available to diluted common shares	1,277,398	6,917,077	7,383,622	10,213,214
Diluted earnings per common share	0.00	0.02	0.02	0.03

Successor

The Company did not have any participating securities that would require adjustments to the numerator of earnings (loss) per share for the periods ended June 30, 2018.

The following table provides a reconciliation of the data used in the calculation of basic and diluted common shares outstanding for the period as tabulated below:

Basic

Transaction Detail	Change in Shares	Total Shares Outstanding
Beginning balance		11,730,425
Shares issued to Backstop Investor	4,829,375	16,559,800
Shares issued for IPO underwriting fees	307,465	16,867,265
Shares issued to NPS/GES	53,690,315	70,557,580
Reclassification of shares previously subject to redemption less redeemed shares	15,005,189	85,562,769
Ending balance		85,562,769

	Basic
Net income (loss) available to common (basic)	(3,965,000)

Weighted average number of shares	85,562,769

Net loss per share (basic)	(0.05)

Dilutive

Net income (loss) available to common (diluted)	(3,965,000)
Weighted average units outstanding	85,562,769
Dilutive common shares	-
Weighted average dilutive units outstanding	85,562,769

Net loss per share (diluted)	(0.05)